Annual Total Returns - Fidelity Freedom® 2010 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Retail Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	(0.28%)
Annual Return 2012	10.43%
Annual Return 2013	11.08%
Annual Return 2014	4.84%
Annual Return 2015	(0.28%)
Annual Return 2016	6.42%
Annual Return 2017	12.48%
Annual Return 2018	(3.56%)
Annual Return 2019	14.35%
Annual Return 2020	11.06%